CASH AND DUE FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2016
Cash And Due From Banks Table [Abstract]
Cash And Due From Banks Table

	2015	2016
	(EUR in millions)
Current accounts with banks	349	163
Cash and similar items	772	644
Current account with central bank	4	14
Other	2	1
Total	1,127	822